Fair Value Measurements (Schedule of Fair Value Hierarchy for Assets and Liabilities) (Details) - CAD ($) $ in Millions	Oct. 31, 2025	Oct. 31, 2024
IFRS Statement [Line Items]
Trading loans, securities, and other	$ 220,136	$ 175,770
Non-trading financial assets at fair value through profit or loss	7,395	5,869
Derivatives	82,972	78,061
Financial assets designated at fair value through profit or loss	6,986	6,417
Financial assets at fair value through other comprehensive income	126,369	93,897
Securities purchased under reverse repurchase agreements	247,078	208,217
Trading deposits	37,882	30,412
Derivatives	79,356	68,368
Securitization liabilities at fair value	25,283	20,319
Financial liabilities designated at fair value through profit or loss	197,635	207,914
Obligations related to securities sold short	43,795	39,515
Obligations related to securities sold under repurchase agreements	221,150	201,900
Recurring fair value measurement [member]
IFRS Statement [Line Items]
Trading loans, securities, and other	220,136	175,770
Non-trading financial assets at fair value through profit or loss	7,395	5,869
Derivatives	82,972	78,061
Financial assets designated at fair value through profit or loss	6,986	6,417
Financial assets at fair value through other comprehensive income	126,369	93,897
Securities purchased under reverse repurchase agreements	7,574	10,488
Trading deposits	37,882	30,412
Derivatives	79,356	68,368
Securitization liabilities at fair value	25,283	20,319
Financial liabilities designated at fair value through profit or loss	197,635	207,914
Obligations related to securities sold short	43,795	39,515
Obligations related to securities sold under repurchase agreements	11,557	9,736
Recurring fair value measurement [member] | Canadian government federal debt [member]
IFRS Statement [Line Items]
Trading loans, securities, and other	8,767	10,242
Financial assets at fair value through other comprehensive income	15,891	18,139
Recurring fair value measurement [member] | Canadian government provincial debt [member]
IFRS Statement [Line Items]
Trading loans, securities, and other	4,537	6,398
Financial assets at fair value through other comprehensive income	21,080	21,270
Recurring fair value measurement [member] | United States federal state municipal governments and agencies debt [member]
IFRS Statement [Line Items]
Trading loans, securities, and other	23,784	18,861
Financial assets at fair value through other comprehensive income	54,492	35,197
Recurring fair value measurement [member] | Other OECD government-guaranteed debt [member]
IFRS Statement [Line Items]
Trading loans, securities, and other	6,101	9,722
Financial assets at fair value through other comprehensive income	7,875	1,679
Recurring fair value measurement [member] | Mortgage- backed securities [member]
IFRS Statement [Line Items]
Trading loans, securities, and other	768	1,352
Financial assets at fair value through other comprehensive income	1,896	2,137
Recurring fair value measurement [member] | Other canadian debt securities [Member]
IFRS Statement [Line Items]
Trading loans, securities, and other	6,762	6,623
Recurring fair value measurement [member] | Other debt securities - non-Canadian [member]
IFRS Statement [Line Items]
Trading loans, securities, and other	16,508	15,859
Recurring fair value measurement [member] | Equity securities [member]
IFRS Statement [Line Items]
Trading loans, securities, and other	87,909	68,728
Financial assets at fair value through other comprehensive income	3,047	4,415
Recurring fair value measurement [member] | Trading loans [member]
IFRS Statement [Line Items]
Trading loans, securities, and other	30,032	23,518
Recurring fair value measurement [member] | Commodities [member]
IFRS Statement [Line Items]
Trading loans, securities, and other	34,967	14,466
Recurring fair value measurement [member] | Commodity contracts [member]
IFRS Statement [Line Items]
Derivatives	5,619	5,321
Derivatives	7,054	5,545
Recurring fair value measurement [member] | Assets backed security [member]
IFRS Statement [Line Items]
Financial assets at fair value through other comprehensive income	8,709	1,384
Recurring fair value measurement [member] | Retained interests [member]
IFRS Statement [Line Items]
Trading loans, securities, and other	1	1
Recurring fair value measurement [member] | Securities [member]
IFRS Statement [Line Items]
Non-trading financial assets at fair value through profit or loss	7,051	2,812
Financial assets designated at fair value through profit or loss	6,986	6,417
Recurring fair value measurement [member] | Loans [member]
IFRS Statement [Line Items]
Non-trading financial assets at fair value through profit or loss	344	3,057
Financial assets at fair value through other comprehensive income	288	230
Recurring fair value measurement [member] | Interest rate contracts [member]
IFRS Statement [Line Items]
Derivatives	11,004	15,442
Derivatives	9,654	13,444
Recurring fair value measurement [member] | Foreign exchange contracts [member]
IFRS Statement [Line Items]
Derivatives	53,609	51,061
Derivatives	42,525	40,978
Recurring fair value measurement [member] | Credit contracts [member]
IFRS Statement [Line Items]
Derivatives	44	6
Derivatives	440	403
Recurring fair value measurement [member] | Equity contracts [member]
IFRS Statement [Line Items]
Derivatives	12,696	6,231
Derivatives	19,683	7,998
Recurring fair value measurement [member] | Corporate and other debt [member]
IFRS Statement [Line Items]
Financial assets at fair value through other comprehensive income	13,091	9,446
Level 1 of fair value hierarchy [member] | Recurring fair value measurement [member]
IFRS Statement [Line Items]
Trading loans, securities, and other	129,307	82,877
Non-trading financial assets at fair value through profit or loss	465	391
Derivatives	950	661
Financial assets designated at fair value through profit or loss	0	0
Financial assets at fair value through other comprehensive income	2,087	1,058
Securities purchased under reverse repurchase agreements	0	0
Trading deposits	0	0
Derivatives	836	706
Securitization liabilities at fair value	0	0
Financial liabilities designated at fair value through profit or loss	0	0
Obligations related to securities sold short	15,342	1,783
Obligations related to securities sold under repurchase agreements	0	0
Level 1 of fair value hierarchy [member] | Recurring fair value measurement [member] | Canadian government federal debt [member]
IFRS Statement [Line Items]
Trading loans, securities, and other	4,892	691
Financial assets at fair value through other comprehensive income	100	0
Level 1 of fair value hierarchy [member] | Recurring fair value measurement [member] | Canadian government provincial debt [member]
IFRS Statement [Line Items]
Trading loans, securities, and other	0	0
Financial assets at fair value through other comprehensive income	0	0
Level 1 of fair value hierarchy [member] | Recurring fair value measurement [member] | United States federal state municipal governments and agencies debt [member]
IFRS Statement [Line Items]
Trading loans, securities, and other	2,973	0
Financial assets at fair value through other comprehensive income	851	0
Level 1 of fair value hierarchy [member] | Recurring fair value measurement [member] | Other OECD government-guaranteed debt [member]
IFRS Statement [Line Items]
Trading loans, securities, and other	283	0
Financial assets at fair value through other comprehensive income	0	0
Level 1 of fair value hierarchy [member] | Recurring fair value measurement [member] | Mortgage- backed securities [member]
IFRS Statement [Line Items]
Trading loans, securities, and other	0	0
Financial assets at fair value through other comprehensive income	0	0
Level 1 of fair value hierarchy [member] | Recurring fair value measurement [member] | Other canadian debt securities [Member]
IFRS Statement [Line Items]
Trading loans, securities, and other	0	0
Level 1 of fair value hierarchy [member] | Recurring fair value measurement [member] | Other debt securities - non-Canadian [member]
IFRS Statement [Line Items]
Trading loans, securities, and other	0	0
Level 1 of fair value hierarchy [member] | Recurring fair value measurement [member] | Equity securities [member]
IFRS Statement [Line Items]
Trading loans, securities, and other	87,713	68,682
Financial assets at fair value through other comprehensive income	1,136	1,058
Level 1 of fair value hierarchy [member] | Recurring fair value measurement [member] | Trading loans [member]
IFRS Statement [Line Items]
Trading loans, securities, and other	0	0
Level 1 of fair value hierarchy [member] | Recurring fair value measurement [member] | Commodities [member]
IFRS Statement [Line Items]
Trading loans, securities, and other	33,446	13,504
Level 1 of fair value hierarchy [member] | Recurring fair value measurement [member] | Commodity contracts [member]
IFRS Statement [Line Items]
Derivatives	752	548
Derivatives	806	673
Level 1 of fair value hierarchy [member] | Recurring fair value measurement [member] | Assets backed security [member]
IFRS Statement [Line Items]
Financial assets at fair value through other comprehensive income	0	0
Level 1 of fair value hierarchy [member] | Recurring fair value measurement [member] | Retained interests [member]
IFRS Statement [Line Items]
Trading loans, securities, and other	0	0
Level 1 of fair value hierarchy [member] | Recurring fair value measurement [member] | Securities [member]
IFRS Statement [Line Items]
Non-trading financial assets at fair value through profit or loss	465	391
Financial assets designated at fair value through profit or loss	0	0
Level 1 of fair value hierarchy [member] | Recurring fair value measurement [member] | Loans [member]
IFRS Statement [Line Items]
Non-trading financial assets at fair value through profit or loss	0	0
Financial assets at fair value through other comprehensive income	0	0
Level 1 of fair value hierarchy [member] | Recurring fair value measurement [member] | Interest rate contracts [member]
IFRS Statement [Line Items]
Derivatives	6	2
Derivatives	6	3
Level 1 of fair value hierarchy [member] | Recurring fair value measurement [member] | Foreign exchange contracts [member]
IFRS Statement [Line Items]
Derivatives	30	47
Derivatives	24	30
Level 1 of fair value hierarchy [member] | Recurring fair value measurement [member] | Credit contracts [member]
IFRS Statement [Line Items]
Derivatives	0	0
Derivatives	0	0
Level 1 of fair value hierarchy [member] | Recurring fair value measurement [member] | Equity contracts [member]
IFRS Statement [Line Items]
Derivatives	162	64
Derivatives	0	0
Level 1 of fair value hierarchy [member] | Recurring fair value measurement [member] | Corporate and other debt [member]
IFRS Statement [Line Items]
Financial assets at fair value through other comprehensive income	0	0
Level 2 of fair value hierarchy [member] | Recurring fair value measurement [member]
IFRS Statement [Line Items]
Trading loans, securities, and other	90,737	92,855
Non-trading financial assets at fair value through profit or loss	5,363	4,245
Derivatives	82,011	77,370
Financial assets designated at fair value through profit or loss	6,986	6,417
Financial assets at fair value through other comprehensive income	122,371	89,477
Securities purchased under reverse repurchase agreements	7,574	10,488
Trading deposits	37,609	29,907
Derivatives	78,229	67,441
Securitization liabilities at fair value	25,283	20,319
Financial liabilities designated at fair value through profit or loss	197,633	207,890
Obligations related to securities sold short	28,453	37,732
Obligations related to securities sold under repurchase agreements	11,557	9,736
Level 2 of fair value hierarchy [member] | Recurring fair value measurement [member] | Canadian government federal debt [member]
IFRS Statement [Line Items]
Trading loans, securities, and other	3,875	9,551
Financial assets at fair value through other comprehensive income	15,791	18,139
Level 2 of fair value hierarchy [member] | Recurring fair value measurement [member] | Canadian government provincial debt [member]
IFRS Statement [Line Items]
Trading loans, securities, and other	4,537	6,398
Financial assets at fair value through other comprehensive income	21,080	21,270
Level 2 of fair value hierarchy [member] | Recurring fair value measurement [member] | United States federal state municipal governments and agencies debt [member]
IFRS Statement [Line Items]
Trading loans, securities, and other	20,811	18,861
Financial assets at fair value through other comprehensive income	53,641	35,197
Level 2 of fair value hierarchy [member] | Recurring fair value measurement [member] | Other OECD government-guaranteed debt [member]
IFRS Statement [Line Items]
Trading loans, securities, and other	5,818	9,722
Financial assets at fair value through other comprehensive income	7,875	1,679
Level 2 of fair value hierarchy [member] | Recurring fair value measurement [member] | Mortgage- backed securities [member]
IFRS Statement [Line Items]
Trading loans, securities, and other	768	1,352
Financial assets at fair value through other comprehensive income	1,896	2,137
Level 2 of fair value hierarchy [member] | Recurring fair value measurement [member] | Other canadian debt securities [Member]
IFRS Statement [Line Items]
Trading loans, securities, and other	6,695	6,611
Level 2 of fair value hierarchy [member] | Recurring fair value measurement [member] | Other debt securities - non-Canadian [member]
IFRS Statement [Line Items]
Trading loans, securities, and other	16,508	15,845
Level 2 of fair value hierarchy [member] | Recurring fair value measurement [member] | Equity securities [member]
IFRS Statement [Line Items]
Trading loans, securities, and other	171	34
Financial assets at fair value through other comprehensive income	0	2
Level 2 of fair value hierarchy [member] | Recurring fair value measurement [member] | Trading loans [member]
IFRS Statement [Line Items]
Trading loans, securities, and other	30,032	23,518
Level 2 of fair value hierarchy [member] | Recurring fair value measurement [member] | Commodities [member]
IFRS Statement [Line Items]
Trading loans, securities, and other	1,521	962
Level 2 of fair value hierarchy [member] | Recurring fair value measurement [member] | Commodity contracts [member]
IFRS Statement [Line Items]
Derivatives	4,867	4,756
Derivatives	6,193	4,845
Level 2 of fair value hierarchy [member] | Recurring fair value measurement [member] | Assets backed security [member]
IFRS Statement [Line Items]
Financial assets at fair value through other comprehensive income	8,709	1,384
Level 2 of fair value hierarchy [member] | Recurring fair value measurement [member] | Retained interests [member]
IFRS Statement [Line Items]
Trading loans, securities, and other	1	1
Level 2 of fair value hierarchy [member] | Recurring fair value measurement [member] | Securities [member]
IFRS Statement [Line Items]
Non-trading financial assets at fair value through profit or loss	5,019	1,188
Financial assets designated at fair value through profit or loss	6,986	6,417
Level 2 of fair value hierarchy [member] | Recurring fair value measurement [member] | Loans [member]
IFRS Statement [Line Items]
Non-trading financial assets at fair value through profit or loss	344	3,057
Financial assets at fair value through other comprehensive income	288	230
Level 2 of fair value hierarchy [member] | Recurring fair value measurement [member] | Interest rate contracts [member]
IFRS Statement [Line Items]
Derivatives	10,990	15,440
Derivatives	9,572	13,283
Level 2 of fair value hierarchy [member] | Recurring fair value measurement [member] | Foreign exchange contracts [member]
IFRS Statement [Line Items]
Derivatives	53,576	51,001
Derivatives	42,496	40,936
Level 2 of fair value hierarchy [member] | Recurring fair value measurement [member] | Credit contracts [member]
IFRS Statement [Line Items]
Derivatives	44	6
Derivatives	440	403
Level 2 of fair value hierarchy [member] | Recurring fair value measurement [member] | Equity contracts [member]
IFRS Statement [Line Items]
Derivatives	12,534	6,167
Derivatives	19,528	7,974
Level 2 of fair value hierarchy [member] | Recurring fair value measurement [member] | Corporate and other debt [member]
IFRS Statement [Line Items]
Financial assets at fair value through other comprehensive income	13,091	9,439
Level 3 of fair value hierarchy [member] | Recurring fair value measurement [member]
IFRS Statement [Line Items]
Trading loans, securities, and other	92	38
Non-trading financial assets at fair value through profit or loss	1,567	1,233
Derivatives	11	30
Financial assets designated at fair value through profit or loss	0	0
Financial assets at fair value through other comprehensive income	1,911	3,362
Securities purchased under reverse repurchase agreements	0	0
Trading deposits	273	505
Derivatives	291	221
Securitization liabilities at fair value	0	0
Financial liabilities designated at fair value through profit or loss	2	24
Obligations related to securities sold short	0	0
Obligations related to securities sold under repurchase agreements	0	0
Level 3 of fair value hierarchy [member] | Recurring fair value measurement [member] | Canadian government federal debt [member]
IFRS Statement [Line Items]
Trading loans, securities, and other	0	0
Financial assets at fair value through other comprehensive income	0	0
Level 3 of fair value hierarchy [member] | Recurring fair value measurement [member] | Canadian government provincial debt [member]
IFRS Statement [Line Items]
Trading loans, securities, and other	0	0
Financial assets at fair value through other comprehensive income	0	0
Level 3 of fair value hierarchy [member] | Recurring fair value measurement [member] | United States federal state municipal governments and agencies debt [member]
IFRS Statement [Line Items]
Trading loans, securities, and other	0	0
Financial assets at fair value through other comprehensive income	0	0
Level 3 of fair value hierarchy [member] | Recurring fair value measurement [member] | Other OECD government-guaranteed debt [member]
IFRS Statement [Line Items]
Trading loans, securities, and other	0	0
Financial assets at fair value through other comprehensive income	0	0
Level 3 of fair value hierarchy [member] | Recurring fair value measurement [member] | Mortgage- backed securities [member]
IFRS Statement [Line Items]
Trading loans, securities, and other	0	0
Financial assets at fair value through other comprehensive income	0	0
Level 3 of fair value hierarchy [member] | Recurring fair value measurement [member] | Other canadian debt securities [Member]
IFRS Statement [Line Items]
Trading loans, securities, and other	67	12
Level 3 of fair value hierarchy [member] | Recurring fair value measurement [member] | Other debt securities - non-Canadian [member]
IFRS Statement [Line Items]
Trading loans, securities, and other	0	14
Level 3 of fair value hierarchy [member] | Recurring fair value measurement [member] | Equity securities [member]
IFRS Statement [Line Items]
Trading loans, securities, and other	25	12
Financial assets at fair value through other comprehensive income	1,911	3,355
Level 3 of fair value hierarchy [member] | Recurring fair value measurement [member] | Trading loans [member]
IFRS Statement [Line Items]
Trading loans, securities, and other	0	0
Level 3 of fair value hierarchy [member] | Recurring fair value measurement [member] | Commodities [member]
IFRS Statement [Line Items]
Trading loans, securities, and other	0	0
Level 3 of fair value hierarchy [member] | Recurring fair value measurement [member] | Commodity contracts [member]
IFRS Statement [Line Items]
Derivatives	0	17
Derivatives	55	27
Level 3 of fair value hierarchy [member] | Recurring fair value measurement [member] | Assets backed security [member]
IFRS Statement [Line Items]
Financial assets at fair value through other comprehensive income	0	0
Level 3 of fair value hierarchy [member] | Recurring fair value measurement [member] | Retained interests [member]
IFRS Statement [Line Items]
Trading loans, securities, and other	0	0
Level 3 of fair value hierarchy [member] | Recurring fair value measurement [member] | Securities [member]
IFRS Statement [Line Items]
Non-trading financial assets at fair value through profit or loss	1,567	1,233
Financial assets designated at fair value through profit or loss	0	0
Level 3 of fair value hierarchy [member] | Recurring fair value measurement [member] | Loans [member]
IFRS Statement [Line Items]
Non-trading financial assets at fair value through profit or loss	0	0
Financial assets at fair value through other comprehensive income	0	0
Level 3 of fair value hierarchy [member] | Recurring fair value measurement [member] | Interest rate contracts [member]
IFRS Statement [Line Items]
Derivatives	8	0
Derivatives	76	158
Level 3 of fair value hierarchy [member] | Recurring fair value measurement [member] | Foreign exchange contracts [member]
IFRS Statement [Line Items]
Derivatives	3	13
Derivatives	5	12
Level 3 of fair value hierarchy [member] | Recurring fair value measurement [member] | Credit contracts [member]
IFRS Statement [Line Items]
Derivatives	0	0
Derivatives	0	0
Level 3 of fair value hierarchy [member] | Recurring fair value measurement [member] | Equity contracts [member]
IFRS Statement [Line Items]
Derivatives	0	0
Derivatives	155	24
Level 3 of fair value hierarchy [member] | Recurring fair value measurement [member] | Corporate and other debt [member]
IFRS Statement [Line Items]
Financial assets at fair value through other comprehensive income	$ 0	$ 7